Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 196,543	$ 219,411
Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	336,309	318,134
Derivative contracts [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	2,712	(11,937)
Capital assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(296,793)	(296,591)
Capital assets [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	262,669	319,553
Non-capital losses [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	454,339	487,398
Non-capital losses [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(48,007)	(57,785)
Asset retirement obligations [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	36,170	38,429
Asset retirement obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	123,257	51,031
Unrealized foreign exchange [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(3,034)	(1,873)
Unrealized foreign exchange [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities		10,715
Other deferred tax liabilities [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(1,610)	(5,380)
Other deferred tax assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 3,149	$ 3,985